SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue, Major Customer [Line Items]
Revenues	$ 7,659,537	$ 8,923,224
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	100.00%	100.00%
AUSTRALIA
Revenue, Major Customer [Line Items]
Revenues	$ 6,586,518	$ 7,901,347
AUSTRALIA | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	86.00%	89.10%
NEW ZEALAND
Revenue, Major Customer [Line Items]
Revenues	$ 1,073,019	$ 1,021,877
NEW ZEALAND | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration Risk Percentage	14.00%	10.90%